Derivative Financial Instruments - Summary of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies (Detail) £ in Millions	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 205,172	£ 237,771
Interest Rate Contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	158,565	184,268
Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	94,314	84,344
Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	6,576	6,806
Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	236	2,078
Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	10,120	11,217
Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	755	785
Exchange Rate Contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	44,133	50,741
Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,482	3,010
Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	16,221	18,876
Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	12,281	15,025
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,354	£ 6,162
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0077	0.0063
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	(0.0041)	(0.0022)
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0.0151
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 392
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0	1.5800
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0.0362
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - EUR exchange rate	1.2742
Average GBP - USD exchange rate	0
Less Than One Month [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0249
Less Than One Month [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - JPY exchange rate	0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	1.2856	1.3035
Less Than One Month [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 392
Less Than One Month [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	812
Less Than One Month [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	1,187	3,916
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 5,804	£ 8,411
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0090	0.0079
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0029	0.0067
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0154	0.0131
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 339	£ 1,715
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0076	0.0073
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0	£ 1,295
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	1.5110	1.3325
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0238	0.0250
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0
Greater Than 1 and Less Than 3 Months [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - JPY exchange rate	145.9275	147.2149
Average GBP - EUR exchange rate	1.1444
Average GBP - USD exchange rate	1.2624	1.3067
Greater Than 1 and Less Than 3 Months [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 755	£ 1,295
Greater Than 1 and Less Than 3 Months [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	0
Greater Than 1 and Less Than 3 Months [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	2,119	2,552
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 27,405	£ 14,611
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0088	0.0106
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0221	0.0091
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0199	0.0134
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 1,066	£ 1,991
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0082	0.0073
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 3,121	£ 784
Average GBP - EUR exchange rate	1.1689	1.2523
Average GBP - USD exchange rate	1.5357	1.6333
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0216	0.0234
Later Than Three Months and Not Later Than One Year [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - JPY exchange rate	143.0857	146.3718
Average GBP - EUR exchange rate	1.1167	1.2803
Average GBP - USD exchange rate	1.2925	1.3099
Later Than Three Months and Not Later Than One Year [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Later Than Three Months and Not Later Than One Year [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,367	£ 1,773
Later Than Three Months and Not Later Than One Year [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	3,758	2,961
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 43,652	£ 39,508
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0133	0.0159
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0136	0.0109
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0269	0.0268
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,671	£ 3,100
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0146	0.0133
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 18	£ 90
Average GBP - EUR exchange rate	1.1781	1.1827
Average GBP - USD exchange rate	0	1.5110
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0352	0.0389
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0.0238
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 4,829	£ 7,562
Average GBP - EUR exchange rate	1.3114	1.2707
Average GBP - USD exchange rate	1.5811	1.5447
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0287	0.0266
Later Than One Year and Not Later Than Five Years [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 755	£ 785
Average GBP - JPY exchange rate	140.8152	145.3191
Average GBP - EUR exchange rate	1.1526	1.1349
Average GBP - USD exchange rate	1.2991	1.3049
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 317	£ 1,101
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	8,009	11,481
Later Than One Year and Not Later Than Five Years [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	5,217	5,596
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 13,099	£ 15,652
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0300	0.0285
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0236	0.0126
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0456	0.0218
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 500
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate Risks [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.004
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 218	£ 301
Average GBP - EUR exchange rate	1.1603	1.1682
Average GBP - USD exchange rate	0
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | Euro Member Countries, Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0212	0.0392
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member] | United States of America, Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate		0.0795
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 2,170	£ 2,871
Average GBP - EUR exchange rate	1.2090	1.2167
Average GBP - USD exchange rate	1.4499	1.5109
Later Than Five Years [member] | Interest Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member] | United Kingdom, Pounds [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Average fixed interest rate	0.0296	0.0290
Later Than Five Years [member] | Interest Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0
Average GBP - JPY exchange rate	0
Average GBP - EUR exchange rate	0
Average GBP - USD exchange rate	0
Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Fair Value Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 410	£ 222
Later Than Five Years [member] | Exchange Rate Contracts [member] | Interest Rate And Foreign Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	4,033	£ 5,622
Later Than Five Years [member] | Exchange Rate Contracts [member] | Currency Risk [member] | Cash Flow Hedges [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	£ 0